Borrowings - Summary of Reconciliation of Movements of Borrowings to Cash Flows Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	¥ 466,722	¥ 414,572
Increase in borrowings	989,492	836,458
Repayments of borrowings	(1,017,662)	(785,751)
Total changes from financing cash flows	(28,170)	50,707
Exchange adjustments	(6,282)	1,443
Pipeline restructuring (Note 41)	(56,849)
Reclassified as liabilities held for sale (Note 25)	(6,500)
Ending balance	¥ 368,921	¥ 466,722